Summary Prospectus Supplement

October 15, 2020

Morgan Stanley Institutional Fund, Inc.

Supplement dated October 15, 2020 to the Morgan Stanley Institutional Fund, Inc. Summary Prospectus dated April 30, 2020

China Equity Portfolio (the "Fund")

Effective December 31, 2020, May Yu will no longer serve as the portfolio manager of the Fund. Accordingly, on December 31, 2020, all references to Ms. Yu will be removed from the Fund's Summary Prospectus.

Please retain this supplement for future reference.

  SU-MSIF-44-SPT 10/20